Fair-Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair-Value of Financial Instruments
Fair-Value of Financial Instruments

The Company's disclosures of estimated fair-value of financial instruments at December 31, 2011 and 2010 were determined using available market information and appropriate valuation methods. Considerable judgment is necessary to interpret market data and develop estimated fair-value. The use of different market assumptions or estimation methods may have a material effect on the estimated fair-value amounts.

The carrying amounts for cash and cash equivalents, restricted cash, accounts receivable, security deposits, accounts payable, accrued expenses and other liabilities approximate fair-value due to the short-term nature of these instruments.

The Company utilizes quoted market prices to estimate the fair-value of its fixed-rate and variable-rate debt, when available. If quoted market prices are not available, the Company calculates the fair-value of its mortgage notes payable and other fixed-rate debt based on a currently available market rate assuming the loans are outstanding through maturity and considering the collateral. In determining the current market rate for fixed-rate debt, a market credit spread is added to the quoted yields on federal government treasury securities with similar terms to debt. In determining the current market rate for variable-rate debt, a market credit spread is added to the current effective interest rate. The carrying values of interest rate swaps, as well as the underlying hedged liability, if applicable, are reflected at their fair-values. The Company receives quotations from a third party to use in estimating these fair-values.

At December 31, 2011 and 2010, the aggregate fair-value and the carrying value of the Company's financial instruments were as follows (in thousands):

	December 31,
	2011		2010
	Fair-Value	Carrying Value	Fair-Value	Carrying Value
Mortgage notes payable, net	$670,931	$587,844	$729,561	$657,922
Notes due 2026, net (1)	—	—	23,244	19,522
Notes due 2030	206,775	180,000	209,128	180,000
Notes due 2016, net	396,880	397,810	—	—
Notes due 2020, net	266,775	247,771	262,950	247,571
Unsecured line of credit	268,000	268,000	388,567	392,450
Derivative instruments (2)	9	9	(3,800)	(3,800)
Available-for-sale securities	988	988	4,060	4,060
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(1)	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of the Notes due 2026.

(2)
The Company's derivative instruments are reflected in other assets and derivative instruments (liability account) on the accompanying consolidated balance sheets based on their respective balances (see Note 9).